SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], Dividend Declared [Member], USD $)	0 Months Ended
Jan. 09, 2015
Subsequent Event [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Dividend declared (in dollars per share)	$ 0.14
Date dividend declared	Jan. 09, 2015
Date dividend paid	Feb. 09, 2015